Employee compensation and benefits - Benefits expected to be paid from plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee Compensation And Benefits [Abstract]
Estimate of contributions expected to be paid to plan for next annual reporting period	$ 376
Pension Plan | Principal plan
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	17 years 4 months 24 days	18 years 1 month 6 days
Pension Plan | Principal plan | 2021
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 1,274
Pension Plan | Principal plan | 2022
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,312
Pension Plan | Principal plan | 2023
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,352
Pension Plan | Principal plan | 2024
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,393
Pension Plan | Principal plan | 2025
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	1,434
Pension Plan | Principal plan | 2026-2030
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 7,840
Pension Plan | Other plans
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligation	13 years 6 months	13 years 2 months 12 days
Pension Plan | Other plans | 2021
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 495
Pension Plan | Other plans | 2022
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	520
Pension Plan | Other plans | 2023
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	486
Pension Plan | Other plans | 2024
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	472
Pension Plan | Other plans | 2025
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	470
Pension Plan | Other plans | 2026-2030
Disclosure of defined benefit plans [line items]
Benefits expected to be paid from plans	$ 2,322